Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents (note 31)	$ 32	$ 57
Accounts receivable (net of credit losses of $41 million) (notes 10 and 23)	1,444	1,222
Inventory (note 7)	636	506
Restricted cash holdings from customers (note 31)	3	4
Regulatory assets (note 21)	46	13
Risk management assets (note 23)	98	87
Prepaid expenses and other current assets (notes 28 and 31)	234	280
Assets held for sale (note 5)	4	27
Total current assets	2,497	2,196
Property, plant and equipment (note 8)	10,888	10,125
Intangible assets (note 9)	539	586
Operating right-of-use assets (note 10)	372	170
Goodwill (note 11)	5,039	3,942
Regulatory assets (note 21)	444	487
Risk management assets (note 23)	47	39
Restricted cash holdings from customers (note 31)	2	4
Prepaid post-retirement benefits (note 28)	572	487
Long-term investments and other assets (net of credit losses of $3 million) (notes 12, 28, and 31)	245	297
Investments accounted for by the equity method (note 14)	887	1,462
Total assets	21,532	19,795
Current liabilities
Accounts payable and accrued liabilities (notes 17, 18, 23, and 28)	1,561	1,325
Dividends payable (note 23)	22	22
Short-term debt (notes 15 and 23)	256	460
Current portion of long-term debt (notes 16 and 23)	360	923
Customer deposits	73	76
Regulatory liabilities (note 21)	90	146
Risk management liabilities (note 23)	111	125
Operating lease liabilities (note 10)	95	27
Other current liabilities (note 23)	38	17
Liabilities associated with assets held for sale (note 5)	1	4
Total current liabilities	2,607	3,125
Long-term debt (notes 16 and 23)	7,626	5,928
Asset retirement obligations (note 17)	379	362
Unamortized investment tax credits (note 20)	3	4
Deferred income taxes (note 20)	1,118	959
Regulatory liabilities (note 21)	1,381	1,383
Risk management liabilities (note 23)	145	167
Operating lease liabilities (note 10)	304	153
Other long-term liabilities (notes 19 and 23)	153	102
Future employee obligations (note 28)	155	243
Total liabilities	13,871	12,426
Shareholders' equity
Common shares, no par values, unlimited shares authorized; 2020 - 279.5 million and 2019 - 279.1 million issued and outstanding (note 25)	6,723	6,719
Preferred shares (note 25)	1,077	1,277
Contributed surplus	383	377
Accumulated deficit	(1,192)	(1,403)
Accumulated other comprehensive income (AOCI) (note 22)	50	245
Total shareholders' equity	7,041	7,215
Non-controlling interests	620	154
Total equity	7,661	7,369
Total liabilities and shareholders' equity	$ 21,532	$ 19,795